Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Burning Rock Biotech Limited's shareholders	¥ (971,233)	$ (140,815)	¥ (796,697)	¥ (407,235)
Accretion of convertible preferred shares	0	0	0	64,688
Net loss attributable to ordinary shareholders	¥ (971,233)	$ (140,815)	¥ (796,697)	¥ (471,923)
Common Class A [Member]
Denominator:
Weighted average shares outstanding used in loss per share - basic	86,584,100	86,584,100	86,883,011	51,309,631
Weighted average shares outstanding used in loss per share - diluted	86,584,100	86,584,100	86,883,011	51,309,631
Loss per share - basic | (per share)	¥ (9.35)	$ (1.36)	¥ (7.65)	¥ (6.88)
Loss per share - diluted | (per share)	¥ (9.35)	$ (1.36)	¥ (7.65)	¥ (6.88)
Common Class B [Member]
Denominator:
Weighted average shares outstanding used in loss per share - basic	17,324,848	17,324,848	17,324,848	17,324,848
Weighted average shares outstanding used in loss per share - diluted	17,324,848	17,324,848	17,324,848	17,324,848
Loss per share - basic | (per share)	¥ (9.35)	$ (1.36)	¥ (7.65)	¥ (6.88)
Loss per share - diluted | (per share)	¥ (9.35)	$ (1.36)	¥ (7.65)	¥ (6.88)
Common Stock
Numerator:
Net loss attributable to Burning Rock Biotech Limited's shareholders | ¥			¥ 0
Common Stock | Common Class A [Member]
Numerator:
Net loss attributable to Burning Rock Biotech Limited's shareholders	¥ (809,298)	$ (117,337)	(664,244)	¥ (304,440)
Accretion of convertible preferred shares	0	0	0	(48,359)
Net loss attributable to ordinary shareholders	¥ (809,298)	$ (117,337)	¥ (664,244)	¥ (352,799)
Denominator:
Weighted-average number of ordinary shares outstanding	87,005,610	87,005,610	87,556,581	51,313,708
Effect of unvested restricted shares	(421,510)	(421,510)	(673,570)	(4,077)
Common Stock | Common Class B [Member]
Numerator:
Net loss attributable to Burning Rock Biotech Limited's shareholders	¥ (161,935)	$ (23,478)	¥ (132,453)	¥ (102,795)
Accretion of convertible preferred shares	0	0	0	(16,329)
Net loss attributable to ordinary shareholders	¥ (161,935)	$ (23,478)	¥ (132,453)	¥ (119,124)
Denominator:
Weighted-average number of ordinary shares outstanding	17,324,848	17,324,848	17,324,848	17,324,848
Effect of unvested restricted shares	0	0	0	0